ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

December 10, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Nationwide Risk-Based U.S. Equity ETF (S000058851)
Nationwide Risk-Based International Equity ETF (S000058852)
Nationwide Maximum Diversification U.S. Core Equity ETF (S000058853)
Nationwide Nasdaq-100 Risk-Managed Income ETF (S000067096)
Nationwide S&P 500 Risk-Managed Income ETF (S000074523)
Nationwide Dow Jones Risk-Managed Income ETF (S000074524)
Nationwide Russell 2000 Risk-Managed Income ETF (S000074525)
(collectively, the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of the Funds, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 10, 2021, and filed electronically as Post-Effective Amendment No. 770 to the Trust’s Registration Statement on Form N‑1A on December 10, 2021.

If you have any questions or require further information, please contact Isabella Zoller at (248) 881-7509 or isabella.zoller@usbank.com.

Sincerely,

/s/ Isabella K. Zoller
Isabella K. Zoller
Secretary